Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 5,297	$ 2,889	$ 14,633	$ 9,129
Tax impact of restructuring and other items			(1,850)	(705)
Provision for income taxes after restructuring and other items	$ 5,297	$ 2,889	$ 12,783	$ 8,424